Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity [Line Items]
Summary of Mezzanine Equity

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)

Balance as of January 1	1,056,237	1,468,029	212,844
Accretion of mezzanine equity	411,792	137,610	19,952
Balance as of December 31	1,468,029	1,605,639	232,796